Business combinations - Revenue and Operating Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business combinations
Revenue from the dates of acquisition	£ 422	£ 50
Operating profit from the dates of acquisition	3	7
Revenue as if acquisition happened at the beginning	5,109	3,031
Operating profit as if acquisition happened at the beginning	£ 444	£ 357